SCHEDULE OF PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES (Details) (Parenthetical) - USD ($)		Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Current receivables from rental of properties	[1]			$ 45,463
Additional payment		[2]	$ 150,000	650,000	[2]
Nomas M O U [Member]
IfrsStatementLineItems [Line Items]
Additional payment				400,000
Al Noor M O U [Member]
IfrsStatementLineItems [Line Items]
Additional payment				$ 250,000

[1]	Current deposits mainly comprised of deposits for lease of office spaces in different countries and deposit for investor relation services. Prior year current deposit also included amounts paid to an employment agency in Germany.
[2]	As of March 31, 2025, deferred fund-raising costs comprised payments of $400,000 under the Nomas MOU and $250,000 under the Al Noor MOU. This balance increased during the year by $150,000 due to an additional payment made under the Al Noor MOU in June 2025. Following an evaluation of the fundraising activities performed, management determined to expense the entire balance to profit or loss during the year.